Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - Employee Stock Option [Member] - Common Class A [Member] - € / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2007	Jan. 02, 2015	Jan. 02, 2014	Jan. 02, 2013
Granted - Number	0	0	500,000
Exercised - Number	(72,412)	(750)	0
Forfeited - Number	(106,250)	(90,250)	0
Expired - Number	0	(124,000)	0
Outstanding - Number	917,188	1,095,850	1,310,850				1,095,850	1,310,850	810,850
Exercisable - Number	724,688	784,600	743,347
Share purchase options available for grant - Number	232,428	232,428	83,428
Outstanding - Weighted average exercise price	€ 2.79	€ 2.76	€ 2.70				€ 2.76	€ 2.70	€ 3.18
Granted - Weighted average exercise price	0.00	0.00	1.91
Exercized - Weighted average exercise price	2.13	3.99	0.00
Forfeited - Weighted average exercise price	2.88	2.07	0.00
Expired - Weighted average exercise price	0.00	2.60	0.00
Exercisable - Weighted average exercise price	€ 3.03	€ 3.09	€ 3.27
Plan 2 - 2007 [Member]
Granted - Number						504,088
Outstanding - Number	359,088
Granted - Weighted average exercise price						€ 3.99
Plan 3 - 2010 [Member]
Granted - Number	229,100
Outstanding - Number	138,100
Granted - Weighted average exercise price	€ 2.38
Plan 4 - 2012 [Member]
Granted - Number				500,000
Outstanding - Number	370,000
Granted - Weighted average exercise price				€ 1.91
Plan 2b - 2007 [Member]
Granted - Number					95,912
Outstanding - Number	50,000
Granted - Weighted average exercise price					€ 1.88